Subsequent events	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

19. Subsequent events

On August 9, 2022, Convertible Loan Noteholders with loan notes with a face value of $750,000 (£620,399) agreed to not exercise their right to be repaid and in consideration for this agreement received warrants over 11,678 ordinary shares. In addition, the conversion price of the loan notes was amended to be the lower of (i) the 5-day trailing VWAP of the Company’s ADS calculated as at 31 January 2023 and (ii) $25.00, subject to not being below $10.00.

On August 9, 2022, TC BioPharm (Holdings) plc issued 3,676 American Depositary Shares (“ADSs”) representing 3,676 ordinary shares and warrants to buy 7,352 ADSs on conversion of loan notes totaling $0.8 million (£0.7 million).

On November 15, 2022, TC BioPharm (Holdings) plc issued 21 Ordinary shares for a consideration of $7.565 (£6.362) per share.

On November 21, 2022, TC BioPharm (Holdings) plc completed a reverse stock split of one (1) new share for every fifty (50) existing shares effective November 21, 2022. As a result, the depositary bank, BNY Mellon effected a reverse stock split on the TC BioPharm (Holdings) plc American Depositary Receipt (“ADR”) program. Following the reverse split, a sub-division of every Ordinary share into one new Ordinary Share with a nominal value of £0.0001 and one deferred share with a nominal value of £0.4999 was enacted.

On November 24, 2022, TC BioPharm (Holdings) plc issued 3 Ordinary shares for a consideration of $6.51 (£5.41) per share.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.